Rent Expense (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Operating Leases [Line Items]
Minimum rentals on operating leases	$ 128	$ 122	$ 121
Additional rentals based on sales	19	23	39
Rental payments based on real estate tax assessments	21	19
Less: sublease rentals	(44)	(83)	(90)
Rental expense	$ 124	$ 81	$ 70